Organization and principal activities - Private Investment in Public Equity Offering Offering Follow-on Offering (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 08, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares
Initial Public Offering
Net proceeds from issuance of ordinary shares upon share offerings | $			$ 71,917
Ordinary shares
Initial Public Offering
Issuance of ordinary shares upon share offerings (Note 1(c)), shares			5,546,007
Ordinary Shares - Class A
Initial Public Offering
Shares issued and sold (in shares)	3,438,607
Ordinary Shares - Class A | Ordinary shares
Initial Public Offering
Issuance of ordinary shares upon share offerings (Note 1(c)), shares		2,107,400
Follow-on offering costs | $		$ 3,469
Net proceeds from issuance of ordinary shares upon share offerings | $		$ 18,531
Ordinary Shares - Class A | Selling Shareholder
Initial Public Offering
Shares issued and sold (in shares)	811,394
Ordinary Shares - Class A | Follow-on Offering
Initial Public Offering
Shares issued and sold (in shares)	4,250,001
American Depository Shares
Initial Public Offering
Shares issued and sold (in shares)	6,877,214
Offering price per share | $ / shares	$ 8.50
American Depository Shares | Selling Shareholder
Initial Public Offering
Shares issued and sold (in shares)	1,622,787
American Depository Shares | Follow-on Offering
Initial Public Offering
Follow-on offering costs | $	$ 5,070
Shares issued and sold (in shares)	8,500,001
Number of common shares for each ADS	0.5
Net proceeds from issuance of ordinary shares upon IPO | $	$ 53,386